PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2012
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
30.	PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets

	As of December 31,
	2011	2012
	RMB	RMB	US$
ASSETS
Current assets
Cash	34,224	14,097	2,263
Restricted cash	—	190,000	30,497
Short-term investment	894,540	122,701	19,695
Prepaid expenses and other current assets	16,739	18,562	2,979
Amount due from subsidiaries	497,851	980,246	157,340

Total current assets	1,443,354	1,325,606	212,774

Non-current assets
Restricted cash	—	100,000	16,051
Investments	212,110	500,204	80,288

Total non-current assets	212,110	600,204	96,339

Total assets	1,655,464	1,925,810	309,113

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other payables	2,796	2,531	406
Amount due to a subsidiary	114	—	—
Amount due to related parties	—	16,875	2,709

Total current liabilities	2,910	19,406	3,115
Non-current liabilities
Amount due to related parties	—	35,601	5,715

Total non-current liabilities	—	35,601	5,715

Total liabilities	2,910	55,007	8,830

Shareholders’ equity:
Class A Ordinary shares	13	19	3
Class B Ordinary shares	10	4	1
Additional paid-in capital	3,172,372	3,212,927	515,709
Accumulated other comprehensive loss	(57,290)	(61,232)	(9,828)
Accumulated deficit	(1,294,533)	(1,238,209)	(198,746)
Treasury stock	(168,018)	(42,706)	(6,856)

Total shareholders’ equity	1,652,554	1,870,803	300,283

Total liabilities and shareholders’ equity	1,655,464	1,925,810	309,113

Condensed statements of operations

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Operating Expenses
General and administrative expenses	(281,113)	(49,424)	(78,611)	(12,618)

Operating (loss) profit	(281,113)	(49,424)	(78,611)	(12,618)
Other (expenses) income	(49,931)	45,344	10,570	1,694
Investment income	75,655	22,524	124,365	19,962

(Loss) profit before income taxes	(255,389)	18,444	56,324	9,038
Income tax expense	—	—	—	—

Net (loss) income	(255,389)	18,444	56,324	9,038

Condensed statements of cash flows

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Net cash used in operating activities	—	(712)	(6,300)	(1,011)
Net cash (used in) generated from investing activities	—	(1,349,501)	272,873	43,799
Net cash generated from (used in) financing activities	1,537	1,382,900	(286,700)	(46,019)

Net increase (decrease) in cash	1,537	32,687	(20,127)	(3,231)
Cash at beginning of the year	—	1,537	34,224	5,494

Cash at end of the year	1,537	34,224	14,097	2,263

(a)	Basis of presentation

In the Company-only financial statements, the Company’s investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries since inception.

The Company records its investment in its subsidiary under the equity method of accounting as prescribed in ASC 323-10, Investment-Equity Method and Joint Ventures, and such investment is presented on the balance sheet as “Investment in subsidiaries” and the share of the subsidiaries’ profit or loss is presented as “Equity in profit of subsidiaries” on the statements of operations.

The subsidiaries did not pay any dividends to the Company for the periods presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted and as such, these Company-only financial statements should be read in conjunction with the Group’s consolidated financial statements.

(b) Related party transactions

The Company had the following related party transactions for the years ended December 31, 2010, 2011 and 2012:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Expenses paid on behalf by:
—aBitCool	2,485	—	—	—

Waiver of liability by:
—aBitCool	116,069	—	—	—

Waiver of receivables to:
—21Vianet Technology	28,990	—	—	—
—21Vianet Beijing	20,941	—	—	—

The Company had the following related party balances as of December 31, 2011 and 2012:

	December 31,
	2011	2012
	RMB	RMB	US$
Amount due from subsidiaries
—21Vianet HK	484,442	968,866	155,514
—21Vianet Beijing	13,409	11,380	1,826

	497,851	980,246	157,340

Amount due to subsidiaries
—21Vianet Technology	66	—	—
—ZBXT	48	—	—

	114	—	—

Amount due to related parties
Current
—Sellers of Fastweb	—	16,875	2,709
Non-current
—Sellers of Fastweb	—	35,601	5,715

	—	52,476	8,424

(c) Commitments

The Company does not have any significant commitments or long-term obligations as of any of the periods presented.